Related Party Transactions	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions Disclosure

21. RELATED PARTY TRANSACTIONS

Except for the customer acquisition activities and financial guarantees received from RPL on housing loans to certain employees disclosed respectively in Notes 7 and 23, there was no related party transaction during the years ended December 31, 2010, 2011 and 2012, respectively.